Summary of significant accounting policies (Details)	6 Months Ended
Jun. 30, 2022
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	Shorter of the remaining lease terms or estimated useful lives
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3-5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3-5 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3-5 years
Computer and network equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3-5 years